Schedule I - Condensed Financial Information of Dryships Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information Of Parent Company Only Disclosure

	2014	2015

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$119	$47
Restricted cash	4,043	2,690
Due from related parties	23,223	20,428
Other current assets	116	303
Total current assets	27,501	23,468

NON-CURRENT ASSETS:
Investments in subsidiaries*	4,900,142	1,884,996
Total non-current assets	4,900,142	1,884,996
Total assets	$4,927,643	$1,908,464

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Current portion of long-term debt	$487,445	$120,526
Due to subsidiaries*	1,428,489	1,659,606
Financial instruments	8,725	1,958
Due to related parties	2,194	-
Other current liabilities	6,175	4,962
Total current liabilities	1,933,028	1,787,052

NON-CURRENT LIABILITIES
Financial instruments	1,794	-
Total non-current liabilities	1,794	-

STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2014 and 2015; 100,000,000 shares designated as Series A Convertible preferred stock; 100,000,000 shares designated as Series B Convertible preferred stock; 0 shares of Series A Convertible Preferred stock issued and outstanding at December 31, 2014 and 2015; 0 and 4,000,000 shares of Series B Convertible Preferred stock (100,000,000 before the reverse stock split) issued and outstanding at December 31, 2014 and 2015, respectively	-	40
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2014 and 2015; 28,242,566 shares (706,064,321 before the reverse stock split) and 28,326,566 shares (708,164,321 before the reverse stock split) issued and outstanding at December 31, 2014 and 2015, respectively	282	283
Treasury stock; $0.01 par value; 1,444,444 shares (36,100,000 before the reverse stock split) and 1,444,720 shares (36,118,000 before the reverse stock split) at December 31, 2014 and 2015, respectively	(14)	(14)
Additional paid-in capital	3,255,807	3,224,839
Accumulated other comprehensive income/(loss)	(6,622)	233
Accumulated deficit	(256,632)	(3,103,969)
Total stockholders' equity	2,992,821	121,412
Total liabilities and stockholders' equity	$4,927,643	$1,908,464

*      Eliminated in consolidation

	2013	2014	2015

EXPENSES:
Gain on sale of assets	$-	$-	$131,416
General and administrative expenses	(21,090)	(23,893)	(23,077)

Operating income/(loss)	(21,090)	(23,893)	108,339

OTHER INCOME / (EXPENSES):
Interest and finance costs	(89,124)	(88,753)	(23,471)
Interest income	226	989	34
Loss on interest rate swaps	(774)	(739)	(554)
Other, net	(430)	(220)	(309)

Total other (expenses), net	(90,102)	(88,723)	(24,300)

Equity in earnings/(loss) of subsidiaries*	(112,404)	65,104	(2,931,100)

Net income/(loss)	$(223,556)	$(47,512)	$(2,847,061)

Loss per share, basic	(14.55)	(2.60)	(107.04)
Weighted average number of shares, basic	15,362,532	18,241,265	26,598,361
Loss per share, diluted	(14.55)	(2.60)	(107.04)
Weighted average number of shares, diluted	15,362,532	18,241,265	26,598,361

*      Eliminated in consolidation

	2013	2014	2015

- Net loss	$(223,596)	$(47,512)	(2,847,061)
Other comprehensive income/ (loss):
- Unrealized gain/(loss) on senior notes	-	-	-
- Reclassification of gain associated with Senior Notes to Consolidated Statement of Operations, net	-	-	-
- Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	-	-	-
- Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	331	327	368
- Actuarial gains/(losses)	2,087	(900)	33

Other comprehensive income/(loss)	$2,418	$(573)	401

Comprehensive loss	$(221,178)	$(48,085)	(2,846,660)

	2013	2014	2015

Net Cash Used in Operating Activities	$(85,042)	$(68,370)	101,851

Cash Flows from Investing Activities:
Investments in subsidiaries	8,515	(32.250)	(88,099)
Dividends received	-	44,631	29,755
Restricted cash	52,033	(3,811)	1,353
Net Cash Used in Investing Activities	60,548	8,570	(56,991)

Cash Flows from Financing Activities:
Due to subsidiaries	(67,735)	23,465	208,731
Payments of convertible notes	(97,164)	(700,000)	(272,834)
Net proceeds from common stock issuance	23,438	421,911	-
Net proceeds from sale of shares in subsidiary	122,960	-	-
Proceeds from long-term term loans and notes	-	320,000	20,000
Payment of financing costs	(2,543)	(5,538)	(829)
Net Cash Provided by Financing Activities	(21,044)	59,838	(44,932)

Net (decrease) / increase in cash and cash equivalents	(45,538)	38	(72)
Cash and cash equivalents at beginning of year	45,619	81	119

Cash and cash equivalents at end of year	$81	$119	47

In the condensed financial information of the Parent Company, the Parent Company's investment in subsidiaries and affiliates is stated at cost plus equity in undistributed earnings of subsidiaries. The Parent Company, during the years ended December 31, 2013, did not receive cash dividends from its subsidiaries, while during the year ended December 31, 2014 and 2015, the Company received cash dividend from its subsidiary amounting of $44,631 and $29,755, respectively.

There are no legal or regulatory restrictions on the Parent Company's ability to obtain funds from its subsidiaries through dividends, loans or advances sufficient to satisfy the obligations discussed below that are due on or before December 31, 2016.

The Parent Company is the borrower under the credit facilities dated March 31, 2006 and October 21, 2015, amounting to $121,572 at December 31, 2015 and guarantor under the remaining shipping segment's loans outstanding at December 31, 2015.

On October 21, 2015, as amended on November 11, 2015, the Company entered into a secured revolving credit facility of up to $60,000 with an entity controlled by Mr. George Economou (Note 4).

The principal payments required to be made after December 31, 2015 for the loans discussed above are as follows:

Year ending December 31,	Amount
2016	$121,572

Total principal payments	121,572
Less-Financing fees	(1,046)
Total debt	$120,526

As of December 31, 2015, the Company was in breach of certain financial covenants, contained in its bank loan agreement. As a result of this non-compliance and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified its bank loan amounting to $121,572 as current at December 31, 2015.

See Note 3 "Going concern" and Note 9 "Long-term Debt" to the consolidated financial statements for further information.

The condensed financial information of the Parent Company should be read in conjunction with the Company's consolidated financial statements.